Organization (Details) - USD ($)	Jun. 25, 2025	Dec. 04, 2015	May 23, 2014	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization [Line Items]
Interests amount (in Dollars)	$ 55,534
Consolidated revenue					59.00%	78.00%
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Organization [Line Items]
Percentage of effective ownership			100.00%
AISYS Inc. (“AISYS”) [Member]
Organization [Line Items]
Percentage of effective ownership		100.00%
Prestige Asset International Inc.(“PAII”) [Member]
Organization [Line Items]
Percentage of effective ownership	100.00%